Accounts Payable and Accrued Expenses	6 Months Ended	11 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses
5.	Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses is comprised of the following as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Accounts payable	$7,051	$2,010
Accrued offering costs	—	655
Accrued payroll	—	260
Accrued 2023 Lilly License costs	10,000	—
Accrued legal costs	1,210	308
Accrued research and development costs	713	490
Accrued bonus	567	141
Other accrued expenses	206	113
Accrued consulting fees	193	451
Total accounts payable and accrued expenses	$19,940	$4,428

Note 4 — Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses is comprised of the following as of December 31, 2022:

December 31, 2022
Accounts payable	$2,010
Accrued offering costs	655
Accrued research and development costs	490
Accrued consulting costs	451
Accrued legal costs	308
Accrued payroll	260
Accrued bonus	141
Other accrued expenses	113
Total accounts payable and accrued expenses	$4,428